PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	2 to 50+
Land improvements	15
Furniture, fixtures and equipment	1 to 20
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Cost:
Balance at the beginning of period	$7,050	$5,434
Acquisitions through business combinations(1)	—	972
Additions	2,953	768
Disposals	(58)	(162)
Foreign currency translation	(96)	288
Reclassification to assets held for sale and other	(243)	(250)
Reclassification of Opportunistic Fund Investments to assets held for sale(2)	(4,195)	—
	5,411	7,050
Accumulated fair value changes:
Balance at the beginning of period	1,397	1,275
Revaluation gains, net(3)	—	56
Disposals	—	(35)
Foreign currency translation	(27)	95
Reclassification to assets held for sale and other	(43)	6
Reclassification of Opportunistic Fund Investments to assets held for sale(2)	(15)	—
	1,312	1,397
Accumulated depreciation:
Balance at the beginning of period	(1,465)	(1,225)
Depreciation	(164)	(256)
Disposals	44	34
Foreign currency translation	22	(73)
Reclassification to assets held for sale and other	73	55
Reclassification of Opportunistic Fund Investments to assets held for sale(2)	52	—
	(1,438)	(1,465)
Total property, plant and equipment(4)	$5,285	$6,982
(1)In the third quarter of 2025, the partnership acquired the European Hostels portfolio. See Note 3, Business Combinations, for more information.
(2)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.
(3)The current period includes revaluation gains of nil (December 31, 2025 - gains of $82 million) recorded as revaluation surplus in the consolidated statements of comprehensive income. It also includes revaluation losses in excess of revaluation surplus of nil (December 31, 2025 - $26 million) recorded in other fair value changes in the consolidated statements of income.
(4)Includes right-of-use assets of $134 million (December 31, 2025 - $196 million)